Equipment - Schedule of Equipment (Details) - Computer equipment [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cost
Beginning balance	$ 11,096	$ 5,727
Ending balance	6,059	11,096
Cost [Member]
Cost
Beginning balance	15,604
Additions	229	9,877
Ending balance	15,833	15,604
Accumulated Depreciation [Member]
Cost
Beginning balance	(4,508)	(240)
Ending balance	(9,774)	(4,508)
Accumulated Depreciation
Charge for the year	$ (5,266)	$ (4,268)